Note 24 - Operating Segments (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
For the six months ended June 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	86,937	–	1,698	–	–	–	88,635
Inter-segmental revenue	–	8,149	–	–	(8,149)	–	–
Royalty	(4,324)	–	(85)	–	–	–	(4,409)
Production costs	(38,161)	(7,338)	(1,581)	–	7,660	–	(39,420)
Depreciation	(8,472)	(67)	–	–	502	(21)	(8,058)
Net foreign exchange (loss) gain	(6,022)	16	(58)	–	(20)	(69)	(6,153)
Administrative expenses	(475)	(1,455)	(21)	(4)	3	(4,323)	(6,275)
Net derivative financial instrument expense	–	–	–	–	–	(476)	(476)
Equity-settled share-based expense	–	–	–	–	–	(506)	(506)
Cash-settled share-based expense	–	–	–	–	–	(57)	(57)
Other expenses	(1,245)	–	(19)	–	–	–	(1,264)
Other income	147	1	1	–	(3)	203	349
Management fee	(1,457)	1,457	–	–	–	–	–
Finance income	–	310	–	–	(1,348)	1,047	9
Finance cost	(1,830)	(4)	(96)	(47)	1,348	(900)	(1,529)
Profit (loss) before tax	25,098	1,069	(161)	(51)	(7)	(5,102)	20,846
Tax expense	(7,218)	(337)	(5)	–	39	(160)	(7,681)
Profit (loss) after tax	17,880	732	(166)	(51)	32	(5,262)	13,165
As at June 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	189,863	630	–	92,890	(5,188)	(2,452)	275,743
Current (excluding intercompany, including Assets held for sale)	59,866	2,432	–	683	(1,697)	1,476	62,760
Expenditure on evaluation and exploration assets (note 12)	–	–	–	1,163	–	–	1,163
Expenditure on property, plant and equipment (note 13)	9,857	(26)	–	–	(397)	2	9,436
Assets held for sale (note 18)	13,484	–	–	–	–	–	13,484
Intercompany balances	45,237	17,806	48	–	(115,866)	52,775	–

Segment liabilities:
Current (excluding intercompany)	(35,200)	(2,413)	–	(1,970)	–	(1,666)	(41,249)
Non-current (excluding intercompany)	(20,078)	–	–	(5,033)	43	(212)	(25,280)
Intercompany balances	(16,040)	(35,837)	–	(7,333)	115,866	(56,656)	–
For the six months ended June 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	64,152	–	2,314	–	–	–	66,466
Inter-segmental revenue	–	5,832	–	–	(5,832)	–	–
Royalty	(3,327)	–	(116)	–	–	–	(3,443)
Production costs	(32,567)	(5,674)	(7,534)	–	5,199	–	(40,576)
Depreciation	(6,199)	(71)	(21)	–	648	(21)	(5,664)
Net foreign exchange (loss) gain	(2,716)	(138)	(100)	–	(5)	882	(2,077)
Administrative expenses	(83)	(1,578)	(2,059)	–	6	(5,408)	(9,122)
Net derivative financial instrument expense	–	–	–	–	–	(488)	(488)
Equity-settled share-based expense	–	–	–	–	–	(331)	(331)
Cash-settled share-based expense	–	–	–	–	386	(657)	(271)
Other expenses	(1,240)	–	(859)	–	–	–	(2,099)
Other income	43	13	121	–	–	9	186
Management fee	(1,629)	1,629	–	–	–	–	–
Finance income	–	9	–	–	–	–	9
Finance cost	(1,724)	212	(1)	–	–	(320)	(1,833)
Profit (loss) before tax	14,710	234	(8,255)	–	402	(6,334)	757
Tax expense	(4,207)	(125)	(44)	–	(99)	(300)	(4,775)
Profit (loss) after tax	10,503	109	(8,299)	–	303	(6,634)	(4,018)
As at June 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	192,373	325	–	83,307	(6,822)	103	269,286
Current (excluding intercompany)	31,031	3,570	–	798	(30)	9,236	44,605
Expenditure on evaluation and exploration assets (note 12)	–	–	–	69,837	–	–	69,837
Expenditure on property, plant and equipment (note 13)	22,077	(369)	872	–	(2,023)	(11,438)	9,119
Intercompany balances	43,473	14,351	–	–	(141,193)	83,369	–

Segment liabilities:
Current (excluding intercompany)	(30,290)	(1,793)	–	(55)	–	(4,793)	(36,931)
Non-current (excluding intercompany)	(12,692)	(43)	–	(774)	(17)	(253)	(13,779)
Intercompany balances	(23,322)	(34,542)	–	(6,812)	141,193	(76,517)	–